Financial risk management - Exposure to credit risk (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 1,126,124	R$ 1,268,371
Cash and cash equivalents.
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	45,562	75,898
Financial assets
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	587,245	904,362
Trade accounts receivable
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	R$ 493,317	R$ 288,111